Share-Based Compensation	12 Months Ended
Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-Based Compensation

NOTE 20 – SHARE-BASED COMPENSATION

The Company has various types of share-based compensation plans. These plans are administered by the Compensation Committee of the Board of Directors, which selects persons eligible to receive awards and determines the number of shares and/or options subject to each award, the terms, conditions and other provisions of the awards. During the years ended December 31, 2013 and 2012, the Company did not have any equity awards that were settled in cash.

Stock option plans

The Company issues stock options under various plans to directors, officers and other key employees. The option exercise price cannot be less than the fair value of the underlying common stock as of the date of the option grant and the maximum option term cannot exceed ten years. The stock options granted were issued with vesting periods ranging from one-and-a half to seven years. At December 31, 2013, future option or restricted stock awards of 504,027 shares could be made under approved incentive compensation plans.

The following table represents the compensation expense that is included in non-interest expense and related income tax benefits in the accompanying consolidated statements of comprehensive income related to stock options for the years ended December 31 of the periods indicated:

(Dollars in thousands, except per share data)	2013	2012	2011
Compensation expense related to stock options	$2,110	$1,873	$1,343
Income tax benefit related to stock options	739	656	470
Impact on basic earnings per share	0.05	0.04	0.03
Impact on diluted earnings per share	0.05	0.04	0.03

The Company reported $886,000, $1,221,000 and $1,454,000 of excess tax benefits as financing cash inflows during the years ended December 31, 2013, 2012, and 2011, respectively, related to the exercise and vesting of stock options. Net cash proceeds from the exercise of stock options were $8,101,000, $2,813,000 and $6,807,000 for the years ended December 31, 2013, 2012, and 2011, respectively.

The Company uses the Black-Scholes option pricing model to estimate the fair value of share-based awards. The following weighted-average assumptions were used for option awards outstanding during the years ended December 31st:

	2013	2012	2011
Expected dividends	2.6%	2.7%	2.4%
Expected volatility	34.8%	40.1%	35.5%
Risk-free interest rate	1.7%	0.8%	1.5%
Expected term (in years)	8.6	5.0	4.0
Weighted-average grant-date fair value	$15.37	$14.50	$12.83

The assumptions above are based on multiple factors, including historical stock option exercise patterns and post-vesting employment termination behaviors, expected future exercise patterns and the expected volatility of the Company’s stock price.

At December 31, 2013, there was $3,963,000 of unrecognized compensation cost related to stock options which is expected to be recognized over a weighted-average period of 4.7 years.

The following table represents the activity related to stock options during the periods indicated.

	Number of shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Life
Outstanding options, December 31, 2010	1,301,539	$45.52
Granted	55,121	55.15
Issued in connection with acquisition	41,975	72.35
Exercised	(264,647)	30.99
Forfeited or expired	(36,368)	57.51

Outstanding options, December 31, 2011	1,097,620	$50.14
Granted	230,665	51.69
Issued in connection with acquisition	32,863	41.30
Exercised	(92,092)	30.43
Forfeited or expired	(32,981)	56.79

Outstanding options, December 31, 2012	1,236,075	$51.48
Granted	75,722	52.36
Exercised	(200,748)	40.35
Forfeited or expired	(38,220)	55.87

Outstanding options, December 31, 2013	1,072,829	$53.47	4.7 Years

Outstanding exercisable at December 31, 2011	789,952	$47.64
Outstanding exercisable at December 31, 2012	792,444	50.05
Outstanding exercisable at December 31, 2013	707,934	53.54	3.1 Years

The following table presents weighted average remaining life as of December 31, 2013 for options outstanding within the stated exercise prices:

	Options Outstanding			Options Exercisable
Exercise Price Range Per Share	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life	Number of Options	Weighted Average Exercise Price
$26.82 to $45.58	72,333	$42.61	1.4 Years	72,047	$42.61
$45.59 to $48.35	150,564	46.91	1.6 Years	140,696	46.91
$48.36 to $51.69	173,624	50.15	5.1 Years	91,673	49.46
$51.70 to $55.42	275,968	53.00	7.7 Years	90,084	53.91
$55.43 to $58.34	202,415	56.97	3.9 Years	158,166	57.19
$58.35 to $111.71	197,925	62.42	4.3 Years	155,268	63.09

Total options	1,072,829	$53.47	4.7 Years	707,934	$53.54

At December 31, 2013, the aggregate intrinsic value of shares underlying outstanding stock options and underlying exercisable stock options was $10,574,000 and $7,105,000. Total intrinsic value of options exercised was $2,740,000, $1,765,000 and $6,783,000 for the years ended December 31, 2013, 2012, and 2011, respectively.

Restricted stock plans

The Company issues restricted stock under various plans for certain officers and directors. A supplemental stock benefit plan adopted in 1999 and the 2001, 2005, 2008, and 2010 Incentive Plans allow grants of restricted stock. The plans allow for the issuance of restricted stock awards that may not be sold or otherwise transferred until certain restrictions have lapsed. The holders of the restricted stock receive dividends and have the right to vote the shares. The fair value of the restricted stock shares awarded under these plans is recorded as unearned share-based compensation, a contra-equity account. The unearned compensation related to these awards is amortized to compensation expense over the vesting period (generally three to seven years). The total share-based compensation expense for these awards is determined based on the market price of the Company’s common stock at the date of grant applied to the total number of shares granted and is amortized over the vesting period. As of December 31, 2013, unearned share-based compensation associated with these awards totaled $21,054,000.

The following table represents the compensation expense that was included in non-interest expense in the accompanying consolidated statements of comprehensive income related to restricted stock grants for the years ended December 31st:

(Dollars in thousands)	2013	2012	2011
Compensation expense related to restricted stock	$8,593	$8,035	$7,258

The following table represents unvested restricted stock award activity for the years ended December 31:

	2013	2012	2011
Balance at beginning of period	538,202	512,112	539,195
Granted	167,095	176,669	139,509
Forfeited	(28,713)	(13,164)	(35,823)
Earned and issued	(152,828)	(137,415)	(130,769)

Balance at end of period	523,756	538,202	512,112

Phantom stock awards

As part of the 2008 Incentive Compensation Plan and 2009 Phantom Stock Plan, the Company issues phantom stock awards to certain key officers and employees. The award is subject to a vesting period of five to seven years and is paid out in cash upon vesting. The amount paid per vesting period is calculated as the number of vested “share equivalents” multiplied by the closing market price of a share of the Company’s common stock on the vesting date. Share equivalents are calculated on the date of grant as the total award’s dollar value divided by the closing market price of a share of the Company’s common stock on the grant date. Award recipients are also entitled to a “dividend equivalent” on each unvested share equivalent held by the award recipient. A dividend equivalent is a dollar amount equal to the cash dividends that the participant would have been entitled to receive if the participant’s share equivalents were issued in shares of common stock. Dividend equivalents will be deemed to be reinvested as share equivalents that will vest and be paid out on the same date as the underlying share equivalents on which the dividend equivalents were paid. The number of share equivalents acquired with a dividend equivalent is determined by dividing the aggregate of dividend equivalents paid on the unvested share equivalents by the closing price of a share of the Company’s common stock on the dividend payment date.

The following table indicates compensation expense recorded for phantom stock based on the number of share equivalents vested at the end of the periods indicated and the current market price of the Company’s stock at that time.

	For the Year Ended December 31,
(Dollars in thousands)	2013	2012	2011
Compensation expense related to phantom stock	$4,855	$2,185	$1,368

The following table represents phantom stock award activity during the periods indicated.

	Number of share equivalents	Dividend equivalents	Total share equivalents	Value of share equivalents (1)
Balance, December 31, 2010	119,194	3,741	122,935	$7,269,000
Granted	131,099	6,152	137,251	6,766,000
Forfeited share equivalents	(5,917)	(179)	(6,096)	301,000
Vested share equivalents	(11,455)	(772)	(12,227)	622,000

Balance, December 31, 2011	232,921	8,942	241,863	$11,924,000
Granted	119,038	9,152	128,190	6,297,000
Forfeited share equivalents	(10,949)	(367)	(11,316)	556,000
Vested share equivalents	(22,281)	(1,692)	(23,973)	1,180,000

Balance, December 31, 2012	318,729	16,035	334,764	$16,444,000
Granted	169,662	11,189	180,851	11,366,000
Forfeited share equivalents	(18,975)	(785)	(19,760)	1,242,000
Vested share equivalents	(52,178)	(4,088)	(56,266)	2,922,000

Balance, December 31, 2013	417,238	22,351	439,589	$27,628,000

(1)	Except for share equivalents at the beginning of each period, which are based on the value at that time, and vested share payments, which are based on the cash paid at the time of vesting, the value of share equivalents is calculated based on the market price of the Company’s stock at the end of the respective periods. The market price of the Company’s stock was $62.85, $49.12, and $49.30 on December 31, 2013, 2012, and 2011, respectively.

401(k) defined contribution plan

The Company has a 401(k) Profit Sharing Plan covering substantially all of its employees. Annual employer contributions to the plan are set by the Board of Directors. The Company made contributions of $1,345,000, $1,305,000, and $1,177,000 for the years ended December 31, 2013, 2012, and 2011, respectively. The Plan provides, among other things, that participants in the Plan be able to direct the investment of their account balances within the Profit Sharing Plan into alternative investment funds. Participant deferrals under the salary reduction election may be matched by the employer based on a percentage to be determined annually by the employer.